Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 8,565	$ 7,335	$ (5,376)
Tax losses carryforward
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,328	4,659
Employee post retirement obligations
Deferred income tax assets and liabilities
Deferred tax asset (liability)	744	840
Provision For litigation
Deferred income tax assets and liabilities
Deferred tax asset (liability)	356	443
Timing differences arising on assets and liabilities
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,331	3,246
Fair value of financial instruments
Deferred income tax assets and liabilities
Deferred tax asset (liability)	1,355	864
Allocated goodwill
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(2,623)	(2,640)
Goodwill amortization
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(442)	(478)
Others
Deferred income tax assets and liabilities
Deferred tax asset (liability)	516	401
Temporary differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 4,237	$ 2,676